DERIVATIVE INSTRUMENTS - Gold price option contracts (Details)	12 Months Ended
Dec. 31, 2019 USD ($) oz
Gold contracts, January 2020 - June 2020
Disclosure of derivative instruments
Gold Call Contracts Sold Quantity Outstanding	72,000
Gold Call Contracts Sold Remaining Contractual term	6 months
Gold Call Contracts Sold Exercise Price	1,355
Gold Call Contracts Sold Fair Value Assets Liability | $	$ (12.6)
Gold contracts, July 2020 - December 2020
Disclosure of derivative instruments
Gold Call Contracts Sold Quantity Outstanding	96,000
Gold Call Contracts Sold Remaining Contractual term	6 months
Gold Call Contracts Sold Exercise Price	1,415
Gold Call Contracts Sold Fair Value Assets Liability | $	$ (14.1)
Gold
Disclosure of derivative instruments
Gold Call Contracts Purchased Quantity Outstanding	168,000
Gold Call Contracts Purchased Remaining Contractual term	12 months
Gold Call Contracts Purchased Exercise Price	1,300
Gold Call Contracts Purchased Fair Value Assets Liability | $	$ 0.3